Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Long-term investments
16.	Long-term investments

	As of December 31, 2023
(In thousands)	Original Cost	Cumulative net gains /(losses)	Dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	872	(83)	—	(84)	1,956
iQsim	245	(156)	—	(80)	(9)	—
Total	1,938	274	(83)	(80)	(93)	1,956

	As of December 31, 2024
(In thousands)	Original Cost	Cumulative net gains /(losses)	Cumulative dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	1,082	(209)	—	(113)	2,011
iQsim	245	(156)	—	(80)	(9)	—
Total	1,938	484	(209)	(80)	(122)	2,011

In October 2018, the Group made an equity investment in a privately-held company, Maya System, Inc. (the “Maya”), which provides cloud SIM related services in Japan, including sale of products and maintenance. The Group acquired 49.00% equity interest of Maya with total consideration of JPY49,000 thousand. In October 2022, the other shareholder of Maya increased its investment and the Group’s equity interest in Maya was diluted to 19.6%. The Group classified Maya as an equity method investment as it has significant influence over Maya. The consideration was mainly attributed to trademark, customer relationship and goodwill. As of December 31, 2023 and 2024, the share of loss from Maya exceeded the total investment cost. As the Group is not required to fund losses, the balance was written down to zero.

In April 2019 and September 2020, the Group made an equity investment in a privately-held company, Beijing Huaxianglianxin Technology Company(the “Huaxiang”). The Group held 10% equity interest of the Huaxiang with total consideration of RMB 8,521 thousand. Huaxiang was listed on the China National Equities Exchange and Quotations (“NEEQ”) in 2023. As of December 31, 2024, the Group held approximately 9.08% equity interest in Huaxiang. The Group exercises significant influence in Huaxiang and therefore accounts for this as a long-term investment using equity method. The Group recognized the share of profit of USD357 thousand and USD210 thousand during the year ended December 31, 2023 and 2024, respectively.

In January 2021, the Group acquired 31.25% of the equity interests of iQsim S.A. (the “iQsim”), which is a provider of open virtual SIM (“VSIM”) platform and VSIM-enabled mobile devices based in France, with total consideration of EUR200 thousand. The Group exercises significant influence in iQsim and therefore accounts for this as a long-term investment using equity method. The Group recognized share of loss of USD 156 thousand during the year ended December 31, 2022. As iQsim applied for bankruptcy, the Company wrote off the left amount of the investments of USD80 thousand in 2022. Subsequently, iQsim’s core assets were sold to new parties through the liquidation process. As of December 31, 2024, the Group no longer holds any equity interest in iQsim.